Provisions - Spanish Entities - Fair Value Of Plan Assets And Insurance Contracts Linked To Pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-Employment Plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 238	€ 269	€ 299
Expected return on insurance contracts linked to pensions	4	4	5
Benefits paid	(27)	(29)	(32)
Paid premiums	2	1
Actuarial gains/ (losses)	(7)	(7)	(3)
Fair value of insurance contracts linked to pensions at end of year	210	238	269
Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	1
Incorporation of Group companies, net		2
Benefits paid	(1)	(1)
Fair value of insurance contracts linked to pensions at end of year	1	1
Plan Assets | Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,640	157	157
Net inclusion of entities in the Group		(1,507)
Expected return on plan assets	26	15	4
Benefits paid	(115)	(58)	(8)
Contributions/(surrenders)	21	3	9
Actuarial gains/(losses)	(73)	24	(2)
Exchange differences and other items	1	(8)	(3)
Fair value of plan assets at end of year	1,500	1,640	€ 157
Plan Assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	17
Net inclusion of entities in the Group		(18)
Benefits paid	(2)	(1)
Actuarial gains/(losses)	(1)
Exchange differences and other items	1
Fair value of plan assets at end of year	€ 15	€ 17